INVENTORIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Spare parts inventories	$ 3,035,809	$ 866,716	$ 75,936
Advance payments for orders	296,581	453,244	203,401
Total	$ 3,332,390	$ 1,319,960	$ 279,337